Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (604,072)	$ (930,702)	$ 3,903,741	$ (3,037,517)
Adjustments to reconcile net loss to net cash used in operating activities
Bad debt recovery	(20,000)	(7,500)	(148,500)	165,376
Stock-based compensation	45,009	83,728	83,728	610,476
Amortization of debt discount to interest expense				268,125
Amortization of prepaid stock-based expense		101,222	107,970	578,924
Inventory write-down				137,947
Net realized gain on equity investments			(6,660,483)
Net unrealized (gain) loss on equity investments	161,798	(38,750)	(248,588)	9,194
Equity shares earned for services	(85,733)
Gain on forgiveness of PPP note payable and accrued interest			(19,082)
Gain from disposal of assets from discontinued operations			(1,553)
Loss from debt extinguishment				197,682
Change in operating assets and liabilities:
Prepaid expenses and other current assets	(69,667)	(109,914)	(38,862)	(144,663)
Assets of discontinued operations		(11,181)	(24,963)	(15,065)
Interest receivable	(1,184)		(1,210)
Accounts payable and accrued expenses	(262,130)	110,967	291,050	72,525
Insurance payable	64,839
Deferred revenue	(18,025)	482,812	478,736
NET CASH USED IN OPERATING ACTIVITIES	(789,165)	(319,318)	(2,278,016)	(1,156,996)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net proceeds from sale of equity investments			7,020,526
Collection on note receivable written off prior to 2019		7,500	7,500
Collection on note receivable	20,000	23,500	164,500	39,000
NET CASH PROVIDED BY INVESTING ACTIVITIES	20,000	31,000	7,192,526	39,000
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from note payable - related party				35,000
Proceeds from note payable				18,900
Repayment of note payable - related party				(35,000)
Net proceeds from sale of common stock				2,115,733
Net proceeds from sale of preferred stock		3,794,102	3,794,102
Advance from a related party		2,366	2,366
Repayment of advance from a related party			(2,366)
NET CASH PROVIDED BY FINANCING ACTIVITIES		3,796,468	3,794,102	2,134,633
NET CHANGE IN CASH AND CASH EQUIVALENTS:	(769,165)	3,508,150	8,708,612	1,016,637
CASH AND CASH EQUIVALENTS - beginning of the period	9,837,001	1,128,389	1,128,389	111,752
CASH AND CASH EQUIVALENTS - end of the period	9,067,836	4,636,539	9,837,001	1,128,389
Supplemental Disclosure of Cash Flow Information:
Interest paid
Taxes paid
Cash paid during the period for:
Interest		224		224
Income taxes
Non-cash investing and financing activities:
Common stock issued for prepaid services				686,895
Common stock issued for Exchange of Notes				528,000
Common stock issued for conversion of Redeemable Series A Preferred Stock				400,000
Common stock issued for conversion of Series C preferred stock	$ 76
Common stock warrants granted for services		83,728
Increase in equity investments recorded as deferred revenue pursuant to a patent license agreement		$ 531,250	531,250
Note receivable issued in connection with asset purchase agreement			$ 60,000